Auditor's remuneration (Tables)	12 Months Ended
Sep. 30, 2025
Auditor's remuneration
Schedule of fees payable to the auditor

The fees payable to the auditor in Australia and overseas firms belonging to the network of firms were:

	Consolidated		Parent Entity
	2025	2024	2025	2024
$’000	KPMG	PwC	KPMG	PwC
Audit and audit-related fees
Audit fees
Australia	23,977	28,035	23,605	27,673
Overseas	5,197	5,429	708	689
Total audit fees	29,174	33,464	24,313	28,362
Audit-related fees
Australia	2,221	2,888	2,221	2,888
Overseas	464	279	102	30
Total audit-related fees	2,685	3,167	2,323	2,918
Total audit and audit-related fees	31,859	36,631	26,636	31,280
Tax fees
Overseas	395	-	300	-
Total tax fees	395	-	300	-
Other fees
Overseas	-	69	-	-
Total other fees	-	69	-	-
Total audit and non-audit fees	32,254	36,700	26,936	31,280

Fees payable to the auditor have been categorised as follows:

Audit	The year end audit, half-year review and comfort letters associated with debt issues and capital raisings.
Audit-related	Consultations regarding accounting standards and reporting requirements, regulatory compliance reviews and assurance related to debt and capital offerings.
Tax	Tax compliance services.
Other	Various services including systems assurance, compliance advice and controls reviews.